Short-term Borrowings, Other Finanacial Liabilties and Short-term Borrowings from Related Parties (Tables)	6 Months Ended
Jun. 30, 2012
Short Term Debt (Tables) [Abstract]
Schedule of Short-term debt
	June 30, 2012	December 31, 2011
Borrowings under lines of credit	$99,360	$91,899
Other financial liabilities	3,620	6,902
Short-term borrowings and other financial liabilities	102,980	98,801
Short-term borrowings from related parties (see Note 4.c.)	52,212	28,013
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	$155,192	$126,814